Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share
Computation of basic and diluted earnings per share

($ in millions except per share amounts)
For the year ended December 31:	2020	2019	2018
Weighted-average number of shares on which earnings per share calculations are based
Basic	890,348,679	887,235,105	912,048,072
Add—incremental shares under stock-based compensation plans	4,802,940	4,199,440	2,786,316
Add—incremental shares associated with contingently issuable shares	1,412,352	1,378,831	1,481,326
Assuming dilution	896,563,971	892,813,376	916,315,714
Income from continuing operations	$5,501	$9,435	$8,723
Income/(loss) from discontinued operations, net of tax*	89	(4)	5
Net income on which basic earnings per share is calculated	$5,590	$9,431	$8,728
Income from continuing operations	$5,501	$9,435	$8,723
Net income applicable to contingently issuable shares	(2)	0	(6)
Income from continuing operations on which diluted earnings per share is calculated	$5,499	$9,435	$8,718
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated*	89	(4)	5
Net income on which diluted earnings per share is calculated	$5,588	$9,431	$8,722
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$6.13	$10.57	$9.51
Discontinued operations	0.10	(0.01)	0.01
Total	$6.23	$10.56	$9.52
Basic
Continuing operations	$6.18	$10.63	$9.56
Discontinued operations	0.10	0.00	0.01
Total	$6.28	$10.63	$9.57